Consolidated Statements of Operations (USD $)	3 Months Ended		12 Months Ended	15 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Mar. 31, 2012	Jun. 30, 2012
Consolidated Statements of Operations [Abstract]
Revenues earned during the development stage	$ 280		$ 1,300	$ 1,580
Cost of services during the development stage
Farm expenses	7,500		531,246	538,746
Farm management services - related party	60,000		180,000	240,000
Total cost of services during the development stage	67,500		711,246	780,326
Gross profit (loss)	(67,220)		(709,946)	(777,166)
Operating expenses:
Directors' fees	93,750		187,500	281,250
Professional fees	116,728	13,071	255,959	372,687
Research and development	78,984		206,191	285,175
Salary and compensation - officer			750,000	750,000
General and administrative expenses	44,713	100	113,742	158,455
Total operation expenses	334,175	13,171	1,513,392	1,847,567
Loss from operations	(401,395)	(13,171)	(2,223,338)	(2,624,733)
Other (income) expense:
Financing cost			70,500	70,500
Foreign currency translation gain (loss)	1,101			1,101
Interest expense	11,441	671	29,757	41,198
Interest income			(44)	(44)
Total other (income) expense	12,542	671	100,213	112,755
Loss before income tax provision	(413,937)	(13,842)	(2,323,551)	(2,737,488)
Income tax provision
Net loss	$ (413,937)	$ (13,842)	$ (2,323,551)	$ (2,737,488)
Net loss per common share - Basic and diluted	$ (0.01)	$ 0.0	$ (0.05)
Weighted average common shares - basic and diluted	58,354,775	55,800,000	45,093,271